Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee is generally responsible for approving grants of stock options and other stock and stock-based awards, except to the extent that the terms of the applicable equity plan require administration by the full Board or, to the extent permitted by and consistent with applicable law and the provisions of the applicable equity plan, to the extent the Compensation Committee has delegated to the Chief Executive Officer the power to approve the grant of stock options or other stock or stock-based awards to employees of the Company or any subsidiary of the Company who are not officers or directors of the Company. We generally aim to avoid granting equity awards including stock options (or similar awards), in anticipation of the release of material non-public information that is likely to result in changes to the price of our Common Stock, and we do not time the release of material non-public information based on stock option or other equity award grant dates. During the last completed fiscal year, we did not grant any stock options (or similar awards) during any period beginning four business days before the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we do not time the release of material non-public information based on stock option or other equity award grant dates. During the last completed fiscal year, we did not grant any stock options (or similar awards) during any period beginning four business days before the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports.
MNPI Disclosure Timed for Compensation Value	false